Derivative Liabilities	9 Months Ended
Sep. 30, 2013
Derivative Liability [Abstract]
Derivative Liabilities

Note 8 – Derivative Liabilities

Derivative liability - December 31, 2012	-
Derivative liabilities acquired in merger	1,445,141
Fair value mark to market adjustment for convertible instruments	(166,078)
Fair value at the commitment date for convertible instruments	1,162,442
Derivative liability - September 30, 2013	$2,441,505

The Company records debt discount to the extent of the gross proceeds raised, any excess amount is recorded as a derivative expense. The Company recorded a derivative expense of $727,442 and $0 for the nine months ended September 30, 2013 and 2012.

The Company uses the Black-Scholes model to estimate the fair value of its derivative liabilities at the end of each quarterly reporting period. The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of September 30, 2013:

	Commitment Date	Remeasurement Date

Expected dividends:	0%	0%
Expected volatility:	364% - 414%	161% - 263%
Expected term:	0.75 - 1 year	0.01 - 0.66 year
Risk free interest rate:	0.11% - 0.14%	0.03% - 0.10%